Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity [Abstract]
Summary of stock options outstanding
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,620,000	7.44	$0.28	4,196,314	$0.31
$0.66 - $0.79	30,000	5.79	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.34	3.73	15,500	$3.73
	7,665,500	7.43	$0.29

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,145,000	7.51	$0.28	3,833,956	$0.31
$0.66 - $0.79	30,000	6.04	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.59	3.73	15,500	$3.73
	7,190,500	7.50	$0.29

Summary of stock option activity
	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2017	7,190,500	$0.29
Granted	575,000	0.29
Exercised	-	-
Forfeited or expired	(100,000)	0.19
Balance, March 31, 2018	7,665,500	$0.29

	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2016	7,490,499	$0.29
Granted	-	-
Exercised	-	-
Forfeited or expired	299,999	0.18
Balance, December 31, 2017	7,190,500	$0.29